Financial instruments - Schedule of financial assets and financial liabilities at the reporting date (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / $	Dec. 31, 2021 USD ($)	Jan. 03, 2021 MXN ($) $ / $	Jan. 03, 2021 USD ($)	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / $	Jan. 03, 2021 USD ($) $ / $	Dec. 31, 2019 USD ($) $ / $
Financial instruments (Details) - Schedule of financial assets and financial liabilities at the reporting date [Line Items]
Assets	$ 5,304,541		$ 4,413,760		$ 1,789,726
Liabilities	(3,997,542)		(3,491,867)		(1,515,244)
Net position	$ (1,800,884)		$ (338,361)		$ (472,142)
United States of America, Dollars
Financial instruments (Details) - Schedule of financial assets and financial liabilities at the reporting date [Line Items]
Assets							$ 10,686	$ 29,559	$ 1,331
Liabilities							$ (35,148)	$ (49,570)	$ (16,095)
Net position		$ (24,462)		$ (20,011)		$ (14,764)
Closing exchange rate of the year | $ / $	20.5157		19.9352		18.8452		20.5157	19.9352	18.8452